CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Ordinary Shares
Common shares, par value, (per share)	$ 0.00005	$ 0.00005
Common shares, shares authorized	300,000,000	300,000,000
Common shares, shares issued	0	0
Common shares, shares outstanding	0	0
Temporary equity, shares outstanding	81,681,000	81,681,000
Shares subject to possible redemption		81,681,000
Shares subject to possible redemption, redemption value per share		$ 10.00
Class A Ordinary Shares Subject to Redemption
Temporary equity, shares outstanding	81,681,000	81,681,000
Shares subject to possible redemption	81,681,000	81,681,000
Shares subject to possible redemption, redemption value per share	$ 10.00	$ 10.00
Class B Ordinary Shares
Common shares, par value, (per share)	$ 0.00005	$ 0.00005
Common shares, shares authorized	60,000,000	60,000,000
Common shares, shares issued	20,420,250	20,420,250
Common shares, shares outstanding	20,420,250	20,420,250